Warrants	12 Months Ended
Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
Warrants
9.
Warrants

Subscription Agreements

On February 1, 2024, pursuant to the Promissory notes issued to certain institutional investors, each holder of a Promissory note was also granted a freely transferable warrant (“Subscription Agreement Warrants”) by Rezolve upon completion of the Business Combination. The Subscription Agreement Warrants have an exercise price of $8.00 per share and may be exercised at any time during their three year term ending on January 31, 2027. The intrinsic value at December 31, 2025 is zero.

In certain circumstances, the Company may make an offer to all holders of its Ordinary Shares for the purchase by the Company of any of its Ordinary Shares. If such as offer is made by the Company, the Company shall give each holder of a Subscription Agreement Warrants at least 21 days’ notice that they are required to exercise their Subscription Agreement Warrants. If the holders of the Subscription Agreement Warrants do not exercise their Subscription Agreement Warrants within 14 days of receiving notice, the Company are authorized to execute a transaction to exercise the Subscription Agreement Warrants, deliver the Ordinary Shares to the holder and cancel the Subscription Agreement Warrants.

The Subscription Agreement Warrants qualify for equity classification under ASC 815-40 as it is considered indexed to the Company's stock under ASC 815-40-15 and the Subscription Agreement Warrants permit the Company to share settle it. In no event will the Company be required to net cash settle any Subscription Agreement Warrants. The Company recorded these Subscription Agreement Warrants at fair value in equity on the date of issuance. The initial carrying amount of a freestanding equity-classified instrument is not subsequently adjusted to fair value unless, in subsequent periods, the instrument no longer qualifies for equity classification and so must be reclassified as an asset or a liability. The 569,982 Subscription Agreement Warrants outstanding at December 31, 2025 continue to qualify for equity classification. The Subscription Agreement Warrants have a remaining term of one year and one month as of December 31, 2025.

Armada warrants

On August 15, 2024, under the terms of the Business Combination, each outstanding Armada Warrant was exchanged for a Rezolve Warrant that entitles the holder to purchase one Rezolve Ordinary Share, at an exercise price of $11.50 per share, in lieu of one share of Armada Common Stock and otherwise on substantially the same terms and conditions as the terms of the original Armada Warrants. The Rezolve Warrants have a term of five years from the consummation of the Business Combination.

The Rezolve Warrants qualify for equity classification under ASC 815-40 as it is considered indexed to the Company's stock under ASC 815-40-15 and Rezolve Warrants permit the Company to share settle it. In no event will the Company be required to net cash settle any Rezolve Warrant. The Company recorded these warrants in equity on the date of issuance which was August 15, 2024 when the Business Combination was consummated as part of the accounting for the Business Combination as a reverse merger under ASC 805.

The Rezolve Warrants trade under the symbol on the Nasdaq Stock Market LLC under the symbol RZLV.W. The initial carrying amount of a freestanding equity-classified instrument is not subsequently adjusted to fair value unless, in subsequent periods, the instrument no longer qualifies for equity classification and so must be reclassified as an asset or a liability. The 7,449,994 Rezolve Warrants outstanding at December 31, 2025 continue to qualify for equity classification. The Rezolve Warrants have a remaining term of three years and seven and a half months as of December 31, 2025.

Warrants issued to institutional investors

On December 23, 2024, the Company completed a registered offering of (i) 5,000,000 Ordinary Shares, par value £0.0001 per share, and (ii) 5,000,000 warrants exercisable for an aggregate of 5,000,000 Ordinary Shares (the “Offering Warrants”), issued pursuant to the securities purchase agreement, dated December 19, 2024, between the Company and certain institutional investors.

The offering price of each Ordinary Share and accompanying Offering Warrant was $3.00.

The Offering Warrants have an exercise price of $3.00 per share, are exercisable immediately upon issuance and will expire on the earlier of (i) thirty days after the volume weighted average price of the Ordinary Shares is at or above $6.00 for five consecutive trading days and (ii) five years from the date of issuance. The intrinsic value at December 31, 2025 is zero.

In consideration of H.C. Wainwright & Co., LLC serving as the placement agent of this offering, the Company paid the H.C. Wainwright & Co., LLC a cash fee equal to 5.5% of the aggregate gross proceeds of the Offering, and reimbursed the H.C. Wainwright & Co., LLC for certain expenses and legal fees.

The Ordinary Shares and Offering Warrants were offered pursuant to a registration statement on Form F-1 (File No. 333-283622), as amended, which was declared effective by the Securities and Exchange Commission on December 19, 2024.

The Company received net proceeds of approximately $13.8 million from this offering, after deducting offering expenses payable by the Company, including H.C. Wainwright & Co., LLC’s commissions and fees. The Company intends to use the net proceeds from the Offering for working capital, repayment of convertible debt and for general corporate purposes.

The Offering Warrants qualify for equity classification under ASC 815-40 as it is considered indexed to the Company's stock under ASC 815-40-15 and the Offering Warrants permit the Company to share settle it. In no event will the Company be required to net cash settle any Offering Warrants. The Company recorded these Offering Warrants at fair value in equity on the date of issuance. The initial carrying amount of a freestanding equity-classified instrument is not subsequently adjusted to fair value unless, in subsequent periods, the instrument no longer qualifies for equity classification and so must be reclassified as an asset or a liability.

The 5,000,000 Offering Warrants were exercised for 5,000,000 Ordinary Shares during the year ended December 31, 2025 .

Warrants issued to Green Trident

On October 9, 2025, in connection with the acquisition of Subsquid (see Note 4), the Company entered into a consulting service agreement and a warrant agreement with Green Trident FZ-LLC (“Green Trident”).

Pursuant to the service agreement, Green Trident provides consulting services to Subsquid, including services in the capacity of chief technology officer. The service agreement remains in effect until terminated by either party upon six months’ prior written notice.

Under the warrant agreement, the Company issued warrants to Green Trident that entitle Green Trident to purchase a variable number of the Company’s ordinary shares at an exercise price of £0.0001 per share (par value). The warrants are exercisable in three tranches at predetermined dates, with the final tranche exercisable on October 9, 2027. Each tranche is denominated in a fixed U.S. dollar amount, and the number of ordinary shares issuable upon exercise of each tranche is determined by dividing the applicable fixed U.S. dollar amount by a predetermined volume-weighted average price per share. The aggregate fixed U.S. dollar amount across all three tranches is $5.5 million. The warrants will immediately lapse in full if the consulting service agreement is terminated prior to the final exercise date of October 9, 2027. The intrinsic value at December 31, 2025 is approximately $2.56.

Because the warrants embody an obligation that may require settlement in a variable number of the Company’s ordinary shares, the warrants are classified as a liability and measured at fair value, with changes in fair value recognized in earnings, in accordance with ASC 480-10-25-14. The fair value of the warrants is estimated using a Monte Carlo simulation in a risk-neutral framework. Specifically, the future stock price of the Company is simulated assuming a Geometric Brownian Motion (GBM) in a risk-neutral framework. For each simulated path, the applicable share price is calculated to determine the number of warrant shares. For each path, the future payoff from the exercise date to the valuation date are discounted at the risk-free rate. Finally, the value of the warrants is calculated as the average present value over all future modeled payoffs.

The expense and corresponding warrant liability for each tranche are recognized on a straight-line basis over the period in which the related consulting services are rendered, from the issuance date of the applicable tranche through its respective exercise date. The first tranche of warrants were exercised during December 2025. As of December 31, 2025, the fair value of the warrant liability, for the second and third tranches of warrants, recognized in the combined consolidated balance sheet was $0.7 million.